                             Janus Investment Fund
                         Janus Equity and Income Funds

                        Supplement dated August 11, 2005
         to the Currently Effective Statement of Additional Information

The following replaces in its entirety the PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES section on page 36 under the CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS section of the Statement of Additional Information:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings.

The non-money market Funds' full portfolio holdings, consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The money market funds' full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Funds' portfolio holdings remain available until the following month's information is posted. The top ten portfolio holdings for each Fund (top five portfolio holdings for Janus Orion Fund, Janus Global Life Sciences Fund, Janus Global Technology Fund, and Janus Twenty Fund) are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for the Funds are published quarterly, with a 15-day lag, on www.janus.com.

Specific portfolio level performance attribution information and statistics for the Funds will be made available to any person monthly upon request, with a 30-day lag, following the posting of the Funds' full portfolio holdings on www.janus.com. Janus may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Funds.

The Funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including, but not limited to, those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, Janus funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Operating Committee that a Fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Pre-approval by the Chief Compliance Officer or Operating Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

As of the date of this supplement, the following non-affiliated third parties as described above receive or may have access to nonpublic portfolio holdings information:

Name                                   Frequency                Lag Time
----                                   ---------                --------
Callan Associates                Quarterly                Current
Charles River Systems, Inc.      As needed                Current
Check Free Investment Services   Daily                    Current
Citibank, N.A.                   Daily                    Current
CMS BondEdge                     As needed                Current
eVestment Alliance               Quarterly                Current
Eagle Investment Systems Corp.   As needed                Current
Factset Research Systems, Inc.   As needed                Current
Financial Models Company, Inc.   As needed                Current
FT Interactive Data Corporation  Daily                    Current
Institutional Shareholder
  Services, Inc.                 Daily                    Current
International Data Corporation   Daily                    Current
Investment Technology Group,
  Inc.                           Daily                    Current
Lehman Brothers Inc.             Daily                    Current
Marco Consulting                 Monthly                  Current
Markit Loans, Inc.               Daily                    Current
Mercer Investment Consulting,
  Inc.                           Quarterly                Current

Name                                   Frequency                Lag Time
----                                   ---------                --------
Moody's Investors Service Inc.   Weekly                   7 days or more
NEPC                             Quarterly                Current
PricewaterhouseCoopers LLP       As needed                Current
Reuters America Inc.             Daily                    Current
Russell/Mellon Analytical
  Services, LLC                  Monthly                  Current
Sapient Corporation              As needed                Current
Standard & Poor's                Daily                    Current
Standard & Poor's Securities
  Evaluation                     Daily                    Current
State Street Bank and Trust
  Company                        Daily                    Current
The Macgregor Group, Inc.        As needed                Current
Wall Street On Demand, Inc.      Monthly; Quarterly       30 days; 15 days
Wilshire Associates
  Incorporated                   As needed                Current
Zephyr Associates                Quarterly                Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the Funds may receive nonpublic portfolio holdings information.

                             Janus Investment Fund
                            Janus Money Market Funds

                        Supplement dated August 11, 2005
         to the Currently Effective Statement of Additional Information

The following replaces in its entirety the PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES section on page 15 under the INVESTMENT POLICIES AND RESTRICTIONS AND INVESTMENT STRATEGIES section of the Statement of Additional
Information:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Funds are designed to be in the best interests of the Funds and to protect the confidentiality of the Funds' portfolio holdings.

The non-money market funds' full portfolio holdings, consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The Money Market Funds' full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Janus funds' portfolio holdings remain available until the following month's information is posted. The top ten portfolio holdings for each Fund are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for the non-money market funds are published quarterly, with a 15-day lag, on www.janus.com.

Specific portfolio level performance attribution information and statistics for the Funds will be made available to any person monthly upon request, with a 30-day lag, following the posting of the Funds' full portfolio holdings on www.janus.com. Janus may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Funds.

The Funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including, but not limited to, those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, Janus funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Operating Committee that a Fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Pre-approval by the Chief Compliance Officer or Operating Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

As of the date of this supplement, the following non-affiliated third parties as described above receive or may have access to nonpublic portfolio holdings information:

Name                                   Frequency            Lag Time
----                                   ---------            --------
Callan Associates                 Quarterly             Current
Charles River Systems, Inc.       As needed             Current
Check Free Investment Services    Daily                 Current
Citibank, N.A.                    Daily                 Current
CMS BondEdge                      As needed             Current
eVestment Alliance                Quarterly             Current
Eagle Investment Systems Corp.    As needed             Current
Factset Research Systems, Inc.    As needed             Current
Financial Models Company, Inc.    As needed             Current
FT Interactive Data Corporation   Daily                 Current
Institutional Shareholder         Daily                 Current
  Services, Inc.
International Data Corporation    Daily                 Current
Investment Technology Group,      Daily                 Current
  Inc.
Lehman Brothers Inc.              Daily                 Current
Marco Consulting                  Monthly               Current
Markit Loans, Inc.                Daily                 Current
Mercer Investment Consulting,     Quarterly             Current
  Inc.
Moody's Investors Service Inc.    Weekly                7 days or more
NEPC                              Quarterly             Current
PricewaterhouseCoopers LLP        As needed             Current

Name                                   Frequency            Lag Time
----                                   ---------            --------
Reuters America Inc.              Daily                 Current
Russell/Mellon Analytical         Monthly               Current
  Services, LLC
Sapient Corporation               As needed             Current
Standard & Poor's                 Daily                 Current
Standard & Poor's Securities      Daily                 Current
  Evaluation
State Street Bank and Trust       Daily                 Current
  Company
The Macgregor Group, Inc.         As needed             Current
Wall Street On Demand, Inc.       Monthly; Quarterly    30 days; 15 days
Wilshire Associates Incorporated  As needed             Current
Zephyr Associates                 Quarterly             Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the Funds may receive nonpublic portfolio holdings information.

                             Janus Investment Fund
                     Janus Institutional Cash Reserves Fund

                        Supplement dated August 11, 2005
         to the Currently Effective Statement of Additional Information

The following replaces in its entirety the PORTFOLIO HOLDINGS AND DISCLOSURE POLICIES AND PROCEDURES section on page 14 under the INVESTMENT POLICIES AND RESTRICTIONS AND INVESTMENT STRATEGIES section of the Statement of Additional
Information:

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Fund are designed to be in the best interests of the Fund and to protect the confidentiality of the Fund's portfolio holdings.

The non-money market funds' full portfolio holdings, consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com. They are posted to the website within approximately two business days after month-end. The Fund's full portfolio holdings are generally available monthly, with no lag, on www.janus.com. They are posted to the website within approximately six business days after month-end. All of the Janus funds' portfolio holdings remain available until the following month's information is posted. The top ten portfolio holdings for the Fund are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com approximately two business days after the end of the applicable period. Security breakdowns (such as industry, sector, regional, market capitalization, and asset allocation breakdowns, as applicable) for the non-money market funds are published quarterly, with a 15-day lag, on www.janus.com.

Specific portfolio level performance attribution information and statistics for the Fund will be made available to any person monthly upon request, with a 30-day lag, following the posting of the Fund's full portfolio holdings on www.janus.com. Janus may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Fund.

The Fund's Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including, but not limited to, those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, Janus funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Operating Committee that the Fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Pre-approval by the Chief Compliance Officer or Operating Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

As of the date of this supplement, the following non-affiliated third parties as described above receive or may have access to nonpublic portfolio holdings information:

Name                                   Frequency                Lag Time
----                                   ---------                --------
Callan Associates                Quarterly                Current
Charles River Systems, Inc.      As needed                Current
Check Free Investment Services   Daily                    Current
Citibank, N.A.                   Daily                    Current
CMS BondEdge                     As needed                Current
eVestment Alliance               Quarterly                Current
Eagle Investment Systems Corp.   As needed                Current
Factset Research Systems, Inc.   As needed                Current
Financial Models Company, Inc.   As needed                Current
FT Interactive Data Corporation  Daily                    Current
Institutional Shareholder
  Services, Inc.                 Daily                    Current
International Data Corporation   Daily                    Current
Investment Technology Group,
  Inc.                           Daily                    Current
Lehman Brothers Inc.             Daily                    Current
Marco Consulting                 Monthly                  Current
Markit Loans, Inc.               Daily                    Current
Mercer Investment Consulting,
  Inc.                           Quarterly                Current
Moody's Investors Service Inc.   Weekly                   7 days or more
NEPC                             Quarterly                Current

Name                                   Frequency                Lag Time
----                                   ---------                --------
PricewaterhouseCoopers LLP       As needed                Current
Reuters America Inc.             Daily                    Current
Russell/Mellon Analytical
  Services, LLC                  Monthly                  Current
Sapient Corporation              As needed                Current
Standard & Poor's                Daily                    Current
Standard & Poor's Securities
  Evaluation                     Daily                    Current
State Street Bank and Trust
  Company                        Daily                    Current
The Macgregor Group, Inc.        As needed                Current
Wall Street On Demand, Inc.      Monthly; Quarterly       30 days; 15 days
Wilshire Associates
  Incorporated                   As needed                Current
Zephyr Associates                Quarterly                Current

In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the Fund may receive nonpublic portfolio holdings information.